UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:   June 30, 1999
                                               -----------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Elias Asset Management
           --------------------------------
Address:   500 Essjay Rd. Suite 220
           --------------------------------
           Williamsville, NY 14221
           --------------------------------

Form 13F File Number:    28-
                            ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Verbanic
           --------------------------------
Title:     Portfolio Manager
           --------------------------------
Phone:     716-633-3800
           --------------------------------

Signature, Place, and Date of Signing:

     /s/ Nicholas Verbanic          Williamsville, NY          August 12, 1999
    ----------------------------    ------------------------   ---------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                          0
                                                  -------------------------

Form 13F Information Table Entry Total:                   96
                                                  -------------------------

Form 13F Information Table Value Total:                 $422,984
                                                  -------------------------
                                                       (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT & T                         com              001957109    17593   315223 SH       SOLE                   315223
America Online                 com              02364J104     1649    14995 SH       SOLE                    14995
American Express               com              025816109    20473   157335 SH       SOLE                   157335
American International Group   com              026874107    16057   136946 SH       SOLE                   136946
American Precision             com              029069101     2690   250250 SH       SOLE                   250250
Amgen                          com              031162100     1250    20540 SH       SOLE                    20540
Bank One Corp.                 com              06423A103    16021   268979 SH       SOLE                   268979
Bankamerica Corp.              com              060505104      486     6623 SH       SOLE                     6623
Bristol Myers Squibb           com              110122108    19671   279267 SH       SOLE                   279267
Cisco Sys Inc.                 com              17275R102     1369    21247 SH       SOLE                    21247
Citigroup                      com              172967101    17853   375847 SH       SOLE                   375847
Clear Channel Communications   com              184502102      956    13872 SH       SOLE                    13872
Compaq Computer                com              204493100    10534   444692 SH       SOLE                   444692
Dell Computer Corp.            com              247025109    11694   316063 SH       SOLE                   316063
EMC Corp. Mass                 com              268648102    12335   224264 SH       SOLE                   224264
Exxon Corp                     com              302290101    14385   186519 SH       SOLE                   186519
Fannie Mae                     com              313586109    13801   202217 SH       SOLE                   202217
General Electric               com              369604103    22090   195489 SH       SOLE                   195489
Gillette Inc.                  com              375766102      535    13048 SH       SOLE                    13048
Hartford Financial Svcs Grp    com              416515104      729    12500 SH       SOLE                    12500
Home Depot Inc.                com              437076102      294     4566 SH       SOLE                     4566
Intel Corp.                    com              458140100    22399   376453 SH       SOLE                   376453
International Business Machine com              459200101      632     4889 SH       SOLE                     4889
Johnson & Johnson              com              478160104      955     9750 SH       SOLE                     9750
Lilly, Eli & Co.               com              532457108    12698   177278 SH       SOLE                   177278
Lucent Technologies            com              549463107    18759   278174 SH       SOLE                   278174
MCI WorldCom Inc.              com              55268B106    20568   238984 SH       SOLE                   238984
Media One Group, Inc.          com              58440J104     1000    13450 SH       SOLE                    13450
Merck and Co.                  com              589331107    19608   266325 SH       SOLE                   266325
Merrill-Lynch                  com              590188108    13458   169279 SH       SOLE                   169279
Microsoft, Inc.                com              594918104    16023   177661 SH       SOLE                   177661
Motorola                       com              620076109      264     2782 SH       SOLE                     2782
Pfizer                         com              717081103      320     2933 SH       SOLE                     2933
Procter & Gamble               com              742718109    13514   151422 SH       SOLE                   151422
QWest Communications Intl Inc. com              749121109     1118    33800 SH       SOLE                    33800
Schering-Plough                com              806605101    12849   244743 SH       SOLE                   244743
Solectron                      com              834182107     1177    17650 SH       SOLE                    17650
Sovran Self Storage            com              84610H108      215     8000 SH       SOLE                     8000
Wal-Mart Stores                com              931142103    16125   334200 SH       SOLE                   334200
Walt Disney Co.                com              254687106    14499   470548 SH       SOLE                   470548
AT & T                         com              001957109      265     4742 SH       SOLE                     4742
Abbott Labs                    com              002824100      225     4950 SH       SOLE                     4950
American Express               com              025816109      544     4181 SH       SOLE                     4181
American Home Products         com              026609107     1063    18520 SH       SOLE                    18520
American International Group   com              026874107      266     2268 SH       SOLE                     2268
Ameritech Corp.                com              030954101      243     3312 SH       SOLE                     3312
Amgen                          com              031162100     1583    26000 SH       SOLE                    26000
BP Amoco PLC-Spons ADR         com              055622104      431     3970 SH       SOLE                     3970
Banc One Corp.                 com              06423A103      310     5200 SH       SOLE                     5200
Bank of New York               com              064057102      249     6800 SH       SOLE                     6800
Bankamerica Corp.              com              060505104      282     3852 SH       SOLE                     3852
Bell Atlantic                  com              077853109      202     3088 SH       SOLE                     3088
BellSouth Corp                 com              079860102      259     5612 SH       SOLE                     5612
Bestfoods                      com              08658U101      500    10100 SH       SOLE                    10100
Bristol Myers Squibb           com              110122108     2141    30400 SH       SOLE                    30400
Chevron                        com              166751107      399     4200 SH       SOLE                     4200
Citigroup                      com              173034109      285     6000 SH       SOLE                     6000
Coca-Cola                      com              191216100      202     3260 SH       SOLE                     3260
Colgate - Palmolive            com              194162103      433     4400 SH       SOLE                     4400
Colonial Bancgroup             com              195493309      167    12000 SH       SOLE                    12000
Computer Task Group            com              205477102     2230   131150 SH       SOLE                   131150
Corning Inc.                   com              219350105      365     5200 SH       SOLE                     5200
Dell Computer Corp.            com              247025109      446    12050 SH       SOLE                    12050
DuPont E.I.                    com              263534109      636     9316 SH       SOLE                     9316
EMC Corp/Mass                  com              268648102      291     5300 SH       SOLE                     5300
Exxon Corp                     com              302290101     2418    31348 SH       SOLE                    31348
Fannie Mae                     com              313586109      461     6750 SH       SOLE                     6750
General Electric               com              369604103     4317    38200 SH       SOLE                    38200
Gillette Inc.                  com              375766102     1260    30734 SH       SOLE                    30734
Intel Corp.                    com              458140100     1035    17400 SH       SOLE                    17400
International Business Machine com              459200101     1044     8080 SH       SOLE                     8080
Jefferson Pilot Corp.          com              475070108      201     3037 SH       SOLE                     3037
Lilly, Eli & Co.               com              532457108      286     4000 SH       SOLE                     4000
Lucent Technologies            com              549463107      653     9684 SH       SOLE                     9684
MCI WorldCom                   com              55268B106      219     2550 SH       SOLE                     2550
Mellon Bank Corp.              com              585509102      295     8112 SH       SOLE                     8112
Merck and Co.                  com              589331107     1708    23200 SH       SOLE                    23200
Merrill-Lynch                  com              590188108      223     2800 SH       SOLE                     2800
Microsoft, Inc.                com              594918104      778     8632 SH       SOLE                     8632
Mobil                          com              607059102      824     8348 SH       SOLE                     8348
Motorola                       com              620076109      322     3400 SH       SOLE                     3400
Pfizer                         com              717081103      403     3700 SH       SOLE                     3700
Pharmacia & Upjohn Inc.        com              716941109      201     3535 SH       SOLE                     3535
Philip Morris                  com              718154107      263     6555 SH       SOLE                     6555
Procter & Gamble               com              742718109      609     6820 SH       SOLE                     6820
Rand Capital Corp.             com              752185108        9    10000 SH       SOLE                    10000
SBC Communications             com              78387G103      258     4452 SH       SOLE                     4452
Smithkline Beecham PLC Adr Rep com              832378301      211     3200 SH       SOLE                     3200
Texaco Corp                    com              881694103      287     4600 SH       SOLE                     4600
Union Pacific                  com              907818108      327     5600 SH       SOLE                     5600
United Technologies            com              913017109      288     4000 SH       SOLE                     4000
WM Wrigley Jr. Co.             com              982526105      268     3000 SH       SOLE                     3000
Wal-Mart Stores                com              931142103      210     4350 SH       SOLE                     4350
Walgreen and Co.               com              931422109      235     8000 SH       SOLE                     8000
Walt Disney Co.                com              254687106      437    14170 SH       SOLE                    14170
DuPont E.I.                    com              263534109      269     3940 SH       SOLE                     3940